Related Party Balances and Transactions - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Other accounts receivable and prepaid	$ 11	$ 7
Operating lease right-of-use assets	829	631
Liabilities:
Trade payables	219	5
Other liabilities and accrued expenses	200	3
Operating lease liabilities - current	223	270
Operating lease liabilities – non-current	$ 606	$ 358